Income Taxes - Summary of Income/(Loss) Before Income Taxes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Income Tax Disclosure [Abstract]
Domestic operations	₨ 8	$ 0.1	₨ 326	₨ 262
Foreign operations	(3,913)	(53.3)	(2,174)	29
Total	₨ (3,905)	$ (53.2)	₨ (1,848)	₨ 291